Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Registrant Name		dei_EntityRegistrantName	FRANKLIN TAX FREE TRUST
Prospectus Date		rr_ProspectusDate	Jun. 23, 2015
Risk/Return [Heading]		rr_RiskReturnHeading	Fund Summary
Franklin Tax-Free Trust - TF1-13 | Franklin Federal Limited-Term Tax-Free Income Fund
Risk/Return:		rr_RiskReturnAbstract
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waiver and/or expense reimbursement by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Franklin Tax-Free Trust - TF1-13 | Franklin Federal Limited-Term Tax-Free Income Fund | Class A
Risk/Return:		rr_RiskReturnAbstract
Management fees	[1]	rr_ManagementFeesOverAssets	0.47%
Distribution and service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.15%
Other expenses		rr_OtherExpensesOverAssets	0.07%
Total annual Fund operating expenses		rr_ExpensesOverAssets	0.69%
Fee waiver and/or expense reimbursement	[2]	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	[3]	rr_NetExpensesOverAssets	0.63%
1 year		rr_ExpenseExampleYear01	$ 288
3 years		rr_ExpenseExampleYear03	435
5 years		rr_ExpenseExampleYear05	595
10 years		rr_ExpenseExampleYear10	$ 1,059
Franklin Tax-Free Trust - TF1-13 | Franklin Federal Limited-Term Tax-Free Income Fund | Advisor Class
Risk/Return:		rr_RiskReturnAbstract
Management fees	[1]	rr_ManagementFeesOverAssets	0.47%
Distribution and service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	none
Other expenses		rr_OtherExpensesOverAssets	0.07%
Total annual Fund operating expenses		rr_ExpensesOverAssets	0.54%
Fee waiver and/or expense reimbursement	[2]	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	[3]	rr_NetExpensesOverAssets	0.48%
1 year		rr_ExpenseExampleYear01	$ 49
3 years		rr_ExpenseExampleYear03	167
5 years		rr_ExpenseExampleYear05	296
10 years		rr_ExpenseExampleYear10	$ 671

[1]	Management fees have been restated to reflect current fiscal year fees and expenses as a result of a reduction in the Fund’s contractual investment management fees, effective April 1, 2014. Such investment management fees are described further under "Management" in the Fund's prospectus.
[2]	The investment manager and administrator have contractually agreed to waive or assume certain expenses so that common expenses (excluding Rule 12b-1 fees and acquired fund fees and expenses) for each class of the Fund do not exceed 0.48% (other than certain non-routine expenses), until June 30, 2015. Contractual fee waiver and/or expense reimbursement agreements may not be terminated during the terms set forth above.
[3]	The ratio of expenses to average net assets shown in the Financial Highlights table reflects the operating expenses of the Fund and does not include expense cap increases.